Related-Party Loan	12 Months Ended
Dec. 31, 2012
Related-Party Loan

Note 8—Related-Party Loan

The related-party loan was provided by Winter Finance Limited (“Winter Finance”), a subsidiary of the Quantum Pacific Group. In November 2010, the Company made a $69.4 million related-party loan payment in conjunction and compliance with the first utilization under the Bora Term Loan and $655 million of the related-party loan was converted into equity. On December 31, 2010, all outstanding related–party loan principal and accrued interest, in the amount of $892.6 million, was converted into equity in Pacific Drilling Limited. During the year ended December 31, 2011, Pacific Drilling borrowed $142.2 million. On March 23, 2011, all outstanding related–party loan principal and accrued interest, in the amount of $142.8 million, was converted into equity of Pacific Drilling Limited. Following the conversion, the Intercompany Loan Agreement was terminated.

Borrowings under the intercompany revolving loan agreement accrued interest at the rate of six percent per annum. During the years ended December 31, 2011 and 2010, Pacific Drilling incurred and capitalized interest expense of $0.6 million and $60.1 million, respectively, on the related-party loan as a cost of property and equipment.